Accounts Receivable, Net	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE,NET [Abstract]
ACCOUNTS RECEIVABLE, NET
NOTE 4: ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31, 2015	December 31, 2014
Accounts receivable	$83,091	$104,045
Less: provision for doubtful receivables	(18,278)	(18,464)
Accounts receivable, net	$64,813	$85,581

Changes to the provisions for doubtful accounts are summarized as follows:

Allowance for doubtful receivables	Balance at Beginning of Period	Charges to Costs and Expenses	Amount Utilized	Balance at End of Period
Year ended December 31, 2013	$(25,936)	$(630)	$109	$(26,457)
Year ended December 31, 2014	$(26,457)	$(792)	$8,785	$(18,464)
Year ended December 31, 2015	$(18,464)	$(59)	$245	$(18,278)

Concentration of credit risk with respect to accounts receivable is limited due to the Company's large number of customers, who are internationally dispersed and have a variety of end markets in which they sell. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company's trade receivables. For the year ended December 31, 2015, one customer accounted for 15.1% of the Company's revenue. For the year ended December 31, 2014, one customer accounted for 11.9% of the Company's revenue and for the year ended December 31, 2013, none of the Company's customers accounted for more than 10% of the Company's revenue.